Fees Summary	Sep. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,443,200
Previously Paid Amount	0.00
Total Fee Amount	986.45
Total Offset Amount	0.00
Net Fee	986.45
Narrative - Max Aggregate Offering Price	$ 6,443,200
Final Prospectus	true